Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	$ 566,792	$ 480,325
United States [Member]
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	308,485	254,342
Israel [Member]
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	205,258	180,462
Europe [Member]
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	39,247	30,085
Japan [Member]
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	10,121	11,443
Other [Member]
Operating segments (Details) - Schedule of long-lived assets classified according to geographical destination [Line Items]
Total revenues	$ 3,681	$ 3,993